COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 4) (Contingent financial obligation, CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Guarantees
Potential Exposure	738	791
Carrying Value	20	18
Bruce Power
Guarantees
Potential Exposure	634	740
Carrying Value	6	8
Bruce A
Guarantees
Percent of guarantee exposure	50.00%
Other
Guarantees
Potential Exposure	104	51
Carrying Value	14	10